Property, Plant and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property, Plant and Equipment by Major Asset Classes
The following table shows the Company’s net property, plant and equipment by major asset classes as of December 31, 2025 and June 30, 2026.

	Period Ended
	December 31, 2025	June 30, 2026
Wind turbines	$32,576,826	$31,044,646
Leasehold improvements	1,914,676	1,726,487
Office Furniture	105,743	146,766
Other fixtures and fittings, office equipment	61,274	109,371
Property, plant and equipment, net	$34,658,519	$33,027,270

The following tables reflect the gross carrying amount and accumulated depreciation as of June, 30 2026:

	Period Ended June 30, 2026
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Wind turbines	$32,726,420	$(1,681,774)	$31,044,646
Leasehold improvements	2,161,002	(434,515)	1,726,487
Office furniture	190,429	(43,663)	146,766
Other fixtures and fittings, office equipment	194,269	(84,898)	109,371
Property, plant and equipment, net	$35,272,120	$(2,244,850)	$33,027,270